Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of warrant activity

	Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2024	—	$—
Granted	946,667	$0.08
Exercised	—	$—
Expired	—	$—
Outstanding at December 31, 2025	946,667	$0.08
Exercisable at December 31, 2025	946,667	$0.08

Schedule of warrants outstanding

Grant Date	Shares Under Warrant	Exercise Price	Expiration Date	Exercise Terms
July 29, 2025	66,667	$0.30	July 29, 2028	Cash exercise
September 8, 2025	200,000	$0.10	September 8, 2028	Cash exercise
October 15, 2025	280,000	$0.05	October 15, 2028	Cash exercise
November 28, 2025	400,000	$0.05	November 28, 2028	Cash exercise
Total / Weighted Average	946,667	$0.08